Summary of Significant Accounting Policies - Disaggregated revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 23,692	$ 4,785
Product revenue
Disaggregation of Revenue [Line Items]
Revenue	13,917	1,279
Leased Equipment
Disaggregation of Revenue [Line Items]
Revenue	6,130	2,073
SaaS and Maintenance Services
Disaggregation of Revenue [Line Items]
Revenue	2,568	1,083
Professional Services
Disaggregation of Revenue [Line Items]
Revenue	1,077	350
Subscription revenue.
Disaggregation of Revenue [Line Items]
Subscription revenue	7,855	2,637
Service revenue.
Disaggregation of Revenue [Line Items]
Revenue	1,920	869
Lease Revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 1,700	$ 600